Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of components of income tax expense
Income tax expense for 2013 and 2012 consisted of the following:

	2013	2012
	(Amounts in thousands)

Current tax expense:
Federal	$4,056	$4,405
State	1,094	1,180
	5,150	5,585
Deferred tax benefit	(126)	(1,343)
Income tax expense	$5,024	$4,242

Components of net deferred tax asset
The components of the net deferred tax asset at December 31, 2013 and 2012 were as follows:

	2013	2012
	(Amounts in thousands)

Deferred tax assets
Allowance for loan losses	$7,204	$7,735
Minimum pension liability	2,222	2,262
Stock compensation	29	30
Depreciation	162	221
Capitalized OREO expense	1,563	1,551
OTTI write down on securities	437	1,217
Nonaccrued interest	1,528	—
Discount accretion	27	16
	13,172	13,032
Deferred tax liabilities:
Deferred loan costs	(755)	(735)
Investment securities available for sale	(157)	(399)
	(912)	(1,134)
Net deferred tax asset	$12,260	$11,898

Reconciliation of effective income tax rate with statutory federal rate
A reconciliation of the Company’s effective income tax rate with the statutory federal rate for 2013 and 2012 is as follows:

	2013	2012
	(Amounts in thousands)

At Federal statutory rate	$4,502	$4,309
Adjustments resulting from:
State income taxes, net of Federal tax benefit	727	657
Tax exempt income	(30)	—
Dividend exclusion	(22)	—
BOLI	(127)	—
BOLI – Reversal of DTA	—	(647)
Other	(26)	(77)
	$5,024	$4,242